Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative assets	$ 98	$ 77	[1]
Derivative liabilities	(108)	(98)	[1]
Derivatives Designated as Hedging Instruments:
Derivatives, Fair Value [Line Items]
Derivative assets	73	60
Derivative liabilities	(70)	(71)
Derivatives Designated as Hedging Instruments: | Foreign exchange contracts:
Derivatives, Fair Value [Line Items]
Derivative assets	52	53
Derivative liabilities	(41)	(55)
Derivatives Designated as Hedging Instruments: | Interest rate derivatives:
Derivatives, Fair Value [Line Items]
Derivative assets	21	7
Derivative liabilities	(29)	(16)
Derivatives Designated as Hedging Instruments: | Cross currency swaps:
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Derivatives Not Designated as Hedging Instruments:
Derivatives, Fair Value [Line Items]
Derivative assets	26	17
Derivative liabilities	(38)	(27)
Derivatives Not Designated as Hedging Instruments: | Foreign exchange contracts:
Derivatives, Fair Value [Line Items]
Derivative assets	24	13
Derivative liabilities	(38)	(22)
Derivatives Not Designated as Hedging Instruments: | Interest rate derivatives:
Derivatives, Fair Value [Line Items]
Derivative assets	2	4
Derivative liabilities	$ 0	$ (5)

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).